Employee Benefits - Schedule of Defined Benefit Pension Plan Fair Values and Weighted-Average Asset Allocations by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 4,689	$ 4,464
Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 1,912	$ 1,849
Asset Allocations	41.00%	41.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 2,594	$ 2,165
Asset Allocations	55.00%	49.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 183	$ 440
Asset Allocations	4.00%	10.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 10